Leases (Schedule Of Future Minimum Rentals On Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Minimum lease payments to be received, Total	¥ 137,538	¥ 146,108
Minimum lease payments to be received, Less than 1 year	25,287
Minimum lease payments to be received, 1 to 2 years	23,289
Minimum lease payments to be received, 2 to 3 years	19,846
Minimum lease payments to be received, 3 to 4 years	15,749
Minimum lease payments to be received, 4 to 5 years	11,796
Minimum lease payments to be received, More than 5 years	¥ 41,571